9. GOODWILL	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
GOODWILL

The Company’s TransTech business is very capital intensive. The Company reviewed TransTech’s operations based on its overall financial constraints and determined the value has been impaired. The company recorded an impairment of goodwill associated with TransTech of $983,645 during the year ended September 30, 2017.